Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss (FVTPL)
Financial assets classified as at FVTPL	$ 137,926	$ 68,256	$ 60,004
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	267,000	262,350
Financial Assets Current | Pre-redemption Right
Financial assets at fair value through profit or loss (FVTPL)
Financial assets classified as at FVTPL	137,926
Financial Assets Non-current | Pre-redemption Right
Financial assets at fair value through profit or loss (FVTPL)
Financial assets classified as at FVTPL		55,237
Financial Assets Non-current | Warrants
Financial assets at fair value through profit or loss (FVTPL)
Financial assets classified as at FVTPL		13,019
Financial Liabilities Current | Conversion Right
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 267,000
Financial Liabilities Non-current | Conversion Right
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL		$ 262,350